Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 31,738	$ 38,865
Prepaids and other	842	523
Current assets	32,580	39,388
Restricted cash	571	571
Exploration and evaluation assets	20,179	19,929
Property, plant and equipment	3,866	1,932
Total assets	57,196	61,820
Current liabilities
Accounts payable and accrued liabilities	12,839	5,274
Lease liability	216	88
Current liabilities	13,055	5,362
Long-term liabilities
Lease liability	217	3
Reclamation provision	3,765	1,529
Loans and borrowings	49,206	29,363
Other long-term liability	240	137
Total liabilities	66,483	36,394
Shareholders’ equity
Common shares	244,718	206,357
Reserves	20,664	16,724
Deficit	(282,583)	(205,566)
Equity attributable to shareholders of the Company	(17,201)	17,515
Non-controlling interests	7,914	7,911
Total shareholders’ equity	(9,287)	25,426
Total liabilities and equity	$ 57,196	$ 61,820